Stockholders' Equity - Additional Information (Detail)	Feb. 01, 2021 $ / shares shares
Class of Stock [Line Items]
Preferred stock shares authorized	1,000,000
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Percentage of ownership held by initial shareholders	20.00%
Minimum percentage of outstanding shareholders approval required for amendment	90.00%
Common stock, threshold percentage on conversion of shares	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	200,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Temporary equity shares outstanding	40,000,000
Temporary equity shares issued	40,000,000
Common Class F [Member]
Class of Stock [Line Items]
Common stock shares authorized	20,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares issued	10,000,000
Common stock shares outstanding	10,000,000
Temporary equity shares outstanding	1,250,000
Common Class F [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Common stock shares outstanding	1,250,000